PUBLIC OFFERING (Details) - AltC Acquisition Corp.	Jul. 12, 2021 $ / shares shares
Initial Public Offering
PUBLIC OFFERING
Number of units sold	50,000,000
Additional shares issued to underwriters for exercise of option	5,000,000
Purchase price, per unit | $ / shares	$ 10.00
Over-allotment option
PUBLIC OFFERING
Number of units sold	5,000,000
Additional shares issued to underwriters for exercise of option	5,000,000
Purchase price, per unit | $ / shares	$ 10.00